Employee Benefits - Summary of Change in Plan Assets (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	₨ 2,993	₨ 2,682	₨ 2,674
Net interest expense on net defined benefit liability/(asset)	45	45	64
Net charge to statement of income	3,038	2,727	2,738
Actual return on plan assets	₨ 1,828	₨ 184	₨ 715